SHARE CAPITAL (Details 4) - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Share Capital
Restricted stock outstanding, beginning balance	166,000
Restricted stock, issued	(166,000)	166,000
Restricted stock outstanding, end balance		166,000